Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Event
Subsequent Events

19.        Subsequent Events

On January 27, 2023, Nighthawk Biosciences, Inc. terminated its license agreements with the University of Miami as these assets will not be developed further. The following agreements have been terminated:

●	License Agreement (UMIP-510) between the University of Miami and Zolovax, Inc. dated December 31, 2020.
●	License Agreement (UMSS-114 (previously UM97-14)) between the University of Miami and Heat Biologics, Inc. effective July 11, 2008, as amended.
●	License Agreement (UMSS114A) between the University of Miami and Heat Biologics I, Inc. effective February 18, 2011, as amended.
●	License Agreement (UMD-107) between the University of Miami Heat Biologics I, Inc. effective February 18, 2011.
●	License Agreement (UMIP-114/Strbo) between the University of Miami and Zolovax, Inc., effective October 24, 2016.
●	License Agreement between the University of Miami and Pelican, effective November 19, 2013.
●	License Agreement (I176) between the University of Miami and Heat Biologics II, Inc., effective December 12, 2010.
●	License Agreement (0331, 0539) between the University of Miami and Heat Biologics II, Inc., effective July 11, 2008.

Elusys Therapeutics, Inc. Purchase Agreement (unaudited)

On December 11, 2023, NightHawk Biosciences, Inc. entered into an Asset and Equity Interests Purchase Agreement with Elusys Holdings Inc. (“the Buyer”), a Delaware corporation, which is a company controlled by the Company’s Chairman, Chief Executive Officer and President, Jeffrey Wolf, pursuant to which the Company agreed to sell to the Buyer (i) all of the issued and outstanding equity interests in Elusys Therapeutics, Inc., a wholly owned subsidiary of the Company, and (ii) the exclusive right to use the name “NightHawk” and ownership of all trademark, goodwill and other rights in connection with such name.

Upon execution of the Agreement, the Buyer agreed to assume at the closing of the Transaction certain specified liabilities and manufacturing commitments relating to Elusys’ business, currently estimated at $40 million and paid the Company a cash payment of $500,000. Pursuant to the Purchase Agreement, the Buyer will also be obligated to pay to the Company on an annual basis a royalty fee equal to 3% of gross revenue received by Buyer or any of its affiliates or their respective successors or licensees from all sales of the anthrax antitoxin known as ANTHIM® during the period commencing on January 1, 2024 and ending on June 30, 2031; provided that, if as of December 31, 2028, the Company has not received an aggregate of $5,000,000 in such royalty fees, Buyer will be obligated to pay to the Company no later than March 1, 2029 a cash payment equal to the difference between the aggregate amount of such royalty fees received by the Company and $5,000,000.

The Buyer agreed, as a post-closing covenant, to purchase from the Company, no later than January 20, 2024, a convertible promissory note in the aggregate amount of $2,250,000 (the “Note”), the conversion of which is subject to obtaining stockholder approval of the issuance of shares of the Company’s common stock upon such conversion. The Note will bear interest at a rate of 1% per annum, mature on the one-year anniversary of its issuance and convert into shares of our common stock at the option of the Buyer only if stockholder approval of the issuance of such shares of common stock issuable upon conversion of the Note is obtained prior to the maturity date. The conversion price will be equal to 110% of the volume weighted average price (VWAP) of the Company’s common stock for the seven trading days prior to December 11, 2023. Notwithstanding the foregoing, if the Company consummates a public financing, subject to certain exceptions, within sixty days of December 11, 2023, the conversion price shall be adjusted to be 110% of the per share purchase price of the common stock in such public financing. Such adjustment shall only be made upon the first financing in the event of multiple financings during the foregoing period.